Leases (Details) - Schedule of maturity analysis of the company's lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of maturity analysis of the company's lease liabilities [Line Items]
Total	$ 877	$ 1,050
Current maturities of lease liability	199	207
Long-term lease liability	550	688
Less than one year [Member]
Leases (Details) - Schedule of maturity analysis of the company's lease liabilities [Line Items]
Total	219	210
One to five years [Member]
Leases (Details) - Schedule of maturity analysis of the company's lease liabilities [Line Items]
Total	$ 658	$ 840